Other Gains and Losses - Schedule of Other Gains and Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Gains and Losses [Abstract]
Gain on disposal of property, plant and equipment, net		$ 39
Gain (loss) on financial liabilities at fair value through profit or loss	1,469,151	(4,146)
Foreign exchange gains (losses)	117,842	(137,836)
Others	(7,993)	(655)
Total	$ 1,579,000	$ (142,598)